LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Prior accident years	$ 3	$ 20
IBNR plus expected development on reported claims	$ 5		$ 6